Trade Accounts Receivable, Net (Details) - Schedule of Maturity - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturity [Line Items]
Trade account receivable	S/ 204,167	S/ 357,704
Current [Member]
Schedule of Maturity [Line Items]
Trade account receivable	153,678	316,664
Past Due up to 30 Days [Member]
Schedule of Maturity [Line Items]
Trade account receivable	29,375	29,078
Past Due from 31 Days up to 90 Days [Member]
Schedule of Maturity [Line Items]
Trade account receivable	11,932	2,049
Past Due from 91 Days up to 120 Days [Member]
Schedule of Maturity [Line Items]
Trade account receivable	317	1,437
Past Due from 121 Days up to 360 Days [Member]
Schedule of Maturity [Line Items]
Trade account receivable	2,192	4,100
Past Due Over 360 Days [Member]
Schedule of Maturity [Line Items]
Trade account receivable	S/ 6,673	S/ 4,376